Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Basic Earnings Per Common Share
Net income	$ 4,756	$ 2,933	$ 1,303	$ 7,689	$ 3,320
Dividends on preferred shares and distributions payable on other equity instruments	(52)		(68)	(107)	(124)
Net income available to common shareholders	$ 4,704		$ 1,235	$ 7,582	$ 3,196
Weighted-average number of common shares outstanding	658,005		646,734	653,102	646,620
Basic earnings per common share	$ 7.15	$ 4.44	$ 1.91	$ 11.61	$ 4.94
Diluted Earnings Per Common Share
Weighted-average number of diluted common shares outstanding	660,026		648,052	655,095	647,699
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 4,704		$ 1,235	$ 7,582	$ 3,196
Effect of dilutive instruments
Stock options potentially exercisable	6,245		6,725	5,364	5,014
Common shares potentially repurchased	(4,224)		(5,407)	(3,371)	(3,935)
Weighted-average number of common shares outstanding	658,005		646,734	653,102	646,620
Diluted earnings per common share	$ 7.13	$ 4.43	$ 1.91	$ 11.57	$ 4.93